As filed with the Securities and Exchange                      File No. 33-41694
Commission on October 6, 1999                                  File No. 811-6352



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 34

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 44

                            Aetna Series Fund, Inc.

          10 State House Square SH11, Hartford, Connecticut 06103-3602
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
                       Aeltus Investment Management, Inc.
          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


              X         On October 7, 1999 pursuant to paragraph (b) of Rule 485
            ------

                                  Parts A and B

The Class A, B and C Prospectus and the Class I Prospectus of Aetna Series Fund, Inc. are incorporated into Part A of this Post-Effective Amendment No. 34 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on March 1, 1999.

The Class A, B, C and I Prospectus Supplement and Brokerage Cash Reserves Prospectus of Aetna Series Fund, Inc. are incorporated into Part A of this Post-Effective Amendment No. 34 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on August 2, 1999.

The Class A, B, C and I Statement of Additional Information (SAI) and Brokerage Cash Reserves SAI of Aetna Series Fund, Inc. are incorporated into Part B of this Post-Effective Amendment No. 34 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on August 2, 1999.

Aetna Series Fund, Inc.

Aetna Principal
Protection Fund II

Prospectus



October 7, 1999




Aetna Series Fund, Inc. is an open-end investment company authorized to issue multiple series of shares. This prospectus offers shares of Aetna Principal Protection Fund II (Fund). The Offering Period will run from October 7, 1999 through December 20, 1999. All monies must be received no later than December 17, 1999.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page


THE FUND'S INVESTMENTS.....................................................2
   Investment Objective, Principal Investment Strategies and Risks.........2

FUND EXPENSES..............................................................5

OTHER CONSIDERATIONS.......................................................6

THE GUARANTEE..............................................................6

MANAGEMENT OF THE FUND.....................................................9

INVESTING IN THE FUND......................................................9
   Opening an Account and Selecting a Share Class..........................9
   How to Buy Shares......................................................11
   How to Sell Shares.....................................................12
   Timing of Purchase and Redemption Requests.............................13
   Other Information about Shareholder Accounts and Services..............14
   Dividends and Distributions............................................16
   Tax Information........................................................16

ADDITIONAL INFORMATION....................................................17

THE FUND'S INVESTMENTS

Investment Objective, Principal Investment Strategies and Risks


Aetna Principal Protection Fund II (Fund) has both an Offering Period and a Guarantee Period. The Offering Period is the only time investors can invest in the Fund. The Offering Period will run from October 7, 1999 through December 20, 1999. All applications must be received by the transfer agent no later than December 17, 1999 (November 8, 1999 in the case of IRA rollovers). All monies must be received no later than December 17, 1999. During the Offering Period, Fund assets will be invested exclusively in short-term instruments. Once the Offering Period terminates, the Guarantee Period begins. The Guarantee Period will run from December 21, 1999 through December 20, 2004 (Maturity Date). During the Guarantee Period, all assets will be invested in accordance with the investment objective and strategies described below. On the Maturity Date, the Fund will distribute to each shareholder the net asset value (NAV) of his or her shares. The Fund guarantees that the amount distributed to each shareholder will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period (Guarantee) provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if any shares are redeemed before the Maturity Date, the shareholder's guaranteed amount will be reduced as more fully described below. The Fund's Guarantee is backed by an unconditional, irrevocable guarantee pursuant to an insurance policy issued to the Fund by MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor.

The Fund is a series of Aetna Series Fund, Inc. (Company). Investors who wish to purchase another series of the Company (Series) may request a separate prospectus by calling 1-800-367-7732.

Investment Objective During the Guarantee Period, the Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of the Guarantee Period.

Principal Investment Strategies Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between the following asset classes:

 .    Equity Component, consisting primarily of common stocks and
 .    Fixed Component,  consisting  primarily of short- to  intermediate-duration
     U.S. Government securities.

Equity Component Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Fund, invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), other than Aetna Inc. The Equity Component may also include S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation (S&P).

Aeltus manages the Equity Component by overweighting those stocks in the S&P 500 that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the S&P 500. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Fund generally holds between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

Fixed Component Aeltus looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within one month of the Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody's Investors Services, Inc., futures on U.S. Treasury securities and money market instruments.

Asset Allocation Aeltus uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component in an attempt to meet the investment objective. The model evaluates a number of factors, including, but not limited to:

 . the market  value of the Fund's  assets;
 . the  prevailing  level of interest rates;
 . equity market volatility; and
 . the length of time remaining until the Maturity Date.


The model will determine the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and will evaluate the allocations on a daily basis thereafter. Generally, as the market value of the Equity Component rises, more assets are allocated to the Equity Component, and as the market value of the Equity Component declines, more assets are allocated to the Fixed Component.

Principal Risks The principal risks of investing in the Fund are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating assets between the Equity Component and the Fixed Component and in selecting investments within each component. Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Fund as of the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component would occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Use of the Fixed Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities.

If Fund assets do not reach $75 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Company's Board of Directors (Board) reserves the right not to operate the Fund in accordance with its investment objective. In that event, the Fund will continue to be invested in money market instruments and all Fund shareholders will be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front-end sales load, if applicable) or (b) the then current NAV of their shares.

If you may need access to your money at any point prior to the Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Maturity Date will be made at NAV and are not eligible for the Guarantee. Any distributions that you receive in the form of cash will reduce your Guarantee proportionally.

Shares of the Fund will rise and fall in value and you could lose money by investing in the Fund if you redeem your shares prior to the Maturity Date. There is no guaranty that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.

FUND EXPENSES

The following tables describe the Fund's expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are expressed as a percentage of the Fund's average daily net assets, and are thus paid indirectly by all Fund shareholders.

                                Shareholder Fees
                    (fees paid directly from your investment)

                           Maximum Sales             Maximum Deferred Sales
                    Charge (Load) on Purchases      Charge (Load) (as a % of
                    (as a % of purchase price)     gross redemption proceeds)

     Class A                   4.75%                          None
     Class B                   None                          5.00%

                         Annual Fund Operating Expenses1
                  (expenses that are deducted from Fund assets)

                                 Distribution                    Total         Fee Waiver/
                 Management       (12b-1) and      Other       Operating         Expense            Net
                     Fee         Service Fees     Expenses     Expenses       Reimbursement      Expenses

Class A          0.65%            0.25%         0.61%         1.51%            0.01%            1.50%
Class B          0.65%            1.00%         0.61%         2.26%            0.01%            2.25%

   1Because the Fund is new, Other Expenses, shown above, are estimated. Aeltus is contractually obligated, through the Maturity Date, to waive all or a portion of its management fee and/or administrative services fee and/or reimburse a portion of the Fund's other expenses in order to ensure that the Fund's total operating expenses do not exceed the percentage of the Fund's average daily net assets reflected in the table under Net Expenses. An administrative services fee of 0.10% and a guarantee fee of 0.33% are included in Other Expenses.

                                     Example

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                           1 Year*              3 Years*         5 Years*

Class A                  $  620                 $  927            $  1,255
Class B                  $  728                 $1,003            $  1,405


 * Aeltus is  contractually  obligated to waive fees and/or  reimburse  expenses
   through   the   Maturity   Date.   Therefore,   all  figures   reflect   this
   waiver/reimbursement.

This example should not be considered an indication of prior or future expenses.
Actual expenses for the current year may be greater or less than those shown.





OTHER CONSIDERATIONS

In addition to the principal investment strategies and risks described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Futures Contracts The Fund may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Fund uses futures to increase exposure or hedge existing exposure to a particular asset class. The Fund may only invest in futures contracts on the S&P 500 and U.S. Treasury securities.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the futures contract.

Year 2000 The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Fund and its shareholders. However, Aeltus understands that the Fund's key service providers, including the transfer agent, MBIA, the custodian, and the broker-dealers through which the Fund's trades are executed, are taking steps to address the issue. The costs of these efforts will not affect the Fund. The Year 2000 problem also may adversely affect the issuers in which the Fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors.
Aeltus will continue to monitor developments relating to this issue.

Portfolio Turnover Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. It is expected that the Fund may have a portfolio turnover rate in excess of 125%. A high portfolio turnover rate increases the Fund's transaction costs and may increase your tax liability.

THE GUARANTEE

The Fund guarantees that on the Maturity Date, each  shareholder will receive no less than the  Guarantee  per  Share  amount  for each  share  held  (Guaranteed
Amount).  The  Guarantee  per  Share  will  equal the NAV on the last day of the
Offering  Period,  and thereafter  will be adjusted to reflect any dividends and distributions  made by the Fund. A shareholder who  automatically  reinvests all such  distributions  and does not redeem any shares during the Guarantee  Period will receive, on the Maturity Date, no less than his or her account value at the inception  of the  Guarantee  Period.  The  Fund's  Guarantee  is  backed  by an unconditional  and  irrevocable  guarantee  from MBIA  pursuant to an  insurance policy issued by MBIA to the Fund.  If, on the Maturity  Date, the actual NAV is less than the Guarantee per Share, MBIA will pay to the Fund for disbursement to
Fund   shareholders   an  amount  equal  to  this  difference  for  every  share outstanding. See the SAI or call 1-800-367-7732 for additional details regarding the Guarantee.





In summary, a shareholder who maintains his or her Fund investment through the Maturity Date, makes no redemptions, and reinvests all distributions will be entitled to receive no less than:

     .    the amount initially allocated to the Fund, less
     .    the amount of the Class A front-end sales load paid, if any, plus
     .    any accrued interest earned during the Offering Period.

Example. Assume you invested $20,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 4.75%, $19,050 will be invested in Class A shares and you will have 1,905 shares in your account.

Assume further that at the end of the day preceding the inception of the Guarantee Period (December 20, 1999), the NAV for Class A shares has increased to $10.02. Your Guaranteed Amount is based on the NAV determined on the evening of December 20, 1999. To calculate your full guarantee, multiply the shares you own on December 20, 1999 by the NAV for your class of shares on December 20, 1999. Using our example:

Shares you own on December 20, 1999         1,905.000
NAV of Class A shares on December 20, 1999  X  $10.02

Your Guaranteed Amount                      $19,088.10

Your Guaranteed Amount will not change during the life of the product as long as you reinvest all your dividends and distributions and make no withdrawals prior to the Maturity Date.

Redemptions  of shares during the Guarantee  Period will decrease the Guaranteed
Amount to which a shareholder  is entitled.  If a shareholder  redeems shares in the Fund,  he or she will then hold fewer shares at the then  current  Guarantee
per  Share,   thereby  reducing  the  Guaranteed  Amount  for  the  shareholder.
Redemptions  made from the Fund prior to the Maturity  Date will be made at NAV, which may be  higher or lower  than the NAV at the  inception  of the  Guarantee
Period.  For certain  shareholders,  redemptions made prior to the Maturity Date may also be subject to a contingent deferred sales charge (CDSC).

The Guarantee per Share will decline as dividends and  distributions are made to
shareholders.   If  a   shareholder   automatically   reinvests   dividends  and
distributions  in the Fund, he or she will then hold a greater  number of shares at the  reduced  Guarantee  per  Share.  The  result  would be to  preserve  the
Guaranteed  Amount he or she was entitled to before the dividend or distribution was  made.  If  a  shareholder  instead  elects  to  receive  any  dividends  or distributions in cash, he or she will then hold the same number of shares at the reduced  Guarantee per Share.  This will reduce the Guaranteed  Amount that such shareholder was entitled to before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, and the Guarantee per Share decreases, your Guaranteed Amount does not change.

Using our example, assume it is now February 11, 2000 and the Fund declares a dividend of $0.15 per share. Also, assume that the Class A NAV is $11.25 per share at the end of the day on February 11, 2000.

To recalculate your Guarantee per Share:

1.   Determine the value of your  dividend.  Your total  dividend will equal the per share  dividend  multiplied  by the  number  of shares  you own the day before the dividend is declared.  In our example,  we will  multiply  1,905 shares by $0.15 per share to arrive at $285.75.

2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV on the day the dividend was declared. In our case, $285.75 divided by $11.25 or 25.400 shares.

3. Adjust your account for your additional shares. Add 1,905.000 and 25.400 to arrive at your new share balance of 1,930.400.

4.   Determine  your new  Guarantee  per Share.  Take your  original  Guaranteed
     Amount  and divide by your new share  balance.  Using our  example,  divide
     $19,088.10 by 1,930.400 shares to arrive at the new Guarantee per Share of $9.8882.

5.   Your Guaranteed Amount still equals $19,088.10.

This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per Share for each of the class of shares whenever the Fund declares a dividend.
Shareholders can obtain this information at any time by calling 1-800-367-7732.

The Fund's Guarantee is backed by a guarantee from MBIA. The Fund will pay to MBIA a fee equal to 0.33% of the average daily net assets of the Fund during the Guarantee Period for providing the Guarantee.

The terms of the Guarantee Agreement prescribe the manner in which the Fund must be managed. Accordingly, the Guarantee Agreement could limit Aeltus' ability to alter the management of the Fund in response to changing market conditions.

See Tax Information - Taxes in Relation to the Guarantee for additional details regarding the Guarantee.





MANAGEMENT OF THE FUND

Aeltus, 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees For its services, Aeltus is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.

                           Offering Period   0.25%
                           Guarantee Period  0.65%

Portfolio Management

Asset Allocation Neil Kochen, Managing Director, Aeltus, is responsible for overseeing the overall Fund strategy and the allocation of Fund assets between the Equity and Fixed Components. Mr. Kochen joined the Aetna organization in 1985 and has served as head of fixed income quantitative research, head of investment strategy and policy, and as a senior portfolio manager.

Equity Component Geoffrey A. Brod, Portfolio Manager, Aeltus, manages the Equity
Component. He has over 30 years of experience in quantitative applications and has 12 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

Fixed Component The Fixed Component is managed by a team of Aeltus fixed-income specialists.


INVESTING IN THE FUND

Opening an Account and Selecting a Share Class

How to Open an Account You may open an account either through your investment professional or through the sponsor of your employer-sponsored retirement plan.
If you are opening an account through your investment professional, he or she will guide you through the process of investing in the Fund. If you are investing through a retirement plan, please refer to your plan materials.

Selecting a Class

Class A Shares

     .    Front-end  sales charge applies (at the time of purchase),  which will vary depending on the size of your purchase.
     .    No CDSC applies,  except in certain instances when the front-end sales charge has been waived because the aggregate investment in the Company
          was  at  least  $1  million  or  the  purchase  was  through   certain
          participant-directed employee benefit plans.
     .    Distribution (12b-1) fee of 0.25% applies.

Sales Charges: Class A Shares The table below shows the front-end sales charges you will pay if you purchase Class A shares of the Company in any amount up to $1 million.

                                                      This % is deducted for     Which equals this % of
 When you invest this amount                              sales charges              your investment

 Under $50,000                                                 4.75%                     4.99%

 $50,000 or more but under $100,000                            4.50%                     4.71%

 $100,000 or more but under $250,000                           3.50%                     3.63%

 $250,000 or more but under $500,000                           2.50%                     2.56%

 $500,000 or more but under $1,000,000                         2.00%                     2.04%


Class A Shares Sales Charge Waivers The Fund waives the Class A front-end sales charge for purchases made by certain types of shareholders. See the SAI or call
1-800-367-7732 for additional details.

CDSC on Class A Shares A CDSC is not imposed on Class A shares purchased with an aggregate investment in the Company of less than $1 million. A CDSC may be imposed on Class A shares purchased (i) with an aggregate investment in the Company in excess of $1 million or (ii) by certain participant-directed employee benefit plans. The CDSC on Class A shares will apply only to shares for which a finder's fee is paid to investment professionals pursuant to a distribution agreement with Aeltus Capital, Inc. (ACI), the Company's principal underwriter.
The CDSC imposed (based on the lesser of the current market value or the original cost of the shares being redeemed) is as follows:


 When you invest this amount                              This % is deducted from your proceeds
-------------------------------------------------------  ---------------------------------------

 $1 million or more but under $3 million                  Year 1 - 1.00%
                                                          Year 2 - 0.50%
-------------------------------------------------------  ---------------------------------------

 $3 million or more but under $20 million                 Year 1 - 0.50%
                                                          Year 2 - 0.50%
-------------------------------------------------------  ---------------------------------------

 $20 million or greater                                   Year 1 - 0.25%
                                                          Year 2 - 0.25%
-------------------------------------------------------  ---------------------------------------

Class B Shares

     .  No front-end sales charge applies.
     .  CDSC applies (if you sell your shares prior to the Maturity Date).
     .  Distribution (12b-1) fee of 0.75% applies.
     .  Service fee of 0.25% applies.

Investors looking to invest $250,000 or more into the Fund should be aware that they will generally be better served by investing in Class A Shares of the Fund, due to Class A's lower level of annual fund operating expenses. However, if an investor looking to invest $250,000 or more into the Fund is concerned that the NAV will be lower than the Guarantee per Share on the Maturity Date, that investor may be better served by investing in Class B Shares.

Sales Charges: Class B Shares The Fund imposes a CDSC on redemptions made prior to the Maturity Date. The table below shows the applicable CDSC based on the time invested.



        Redemption During                                   CDSC

        Offering Period or 1st year
          of Guarantee Period                                5%
        2nd year of Guarantee Period                         4%
        3rd year of Guarantee Period                         3%
        4th year of Guarantee Period                         3%
        5th year of Guarantee Period                         2%


Other Policies Relating to Charges and Fees

Application of a CDSC To determine whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. The CDSC is assessed on an amount equal to the lesser of the current market value or the original cost of the shares being redeemed.

Unless otherwise specified, when you request to sell a stated dollar amount, the Fund will redeem additional shares to cover any CDSC. For requests to sell a stated number of shares, the Fund will deduct the amount of the CDSC, if any, from the sale proceeds.

When the CDSC Does Not Apply The CDSC does not apply in certain situations, including certain retirement distributions and certain redemptions made because of disability or death. See the SAI or call 1-800-367-7732 for additional details.

Distribution (12b-1) Fees With respect to both its Class A and Class B shares, the Company has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 that allows the Fund to pay fees for the sale and distribution of each class of shares. The 12b-1 fees are paid out of the Fund's assets on an ongoing basis, and as a result, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Some or all of the distribution (12b-1) fees may be used to compensate your investment professional.

Service Fee The Company, with respect to its Class B shares, has adopted a Shareholder Services Plan that allows the payment of servicing fees. The service fee is used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts.

How to Buy Shares

Minimum Investment

All  accounts,   including  retirement  accounts,  require  a  minimum  initial investment of $10,000.

Instructions for Buying Fund Shares

Please contact your investment professional or consult your plan materials regarding the purchase of Fund shares. All applications must be received by the transfer agent no later than December 17, 1999 (November 8, 1999, in the case of IRA rollovers). Monies received after December 17, 1999 will not be invested in the Fund, except under special circumstances as determined by the Board. If you are purchasing Fund shares through your investment professional, he or she will guide you through the process of opening an account, as follows.






----------------------- -------------------------------------------------------------------
                                                To Open An Account
----------------------- -------------------------------------------------------------------
By Mail                 Complete  and sign your  application,  make your check
                        payable to Aetna Series Fund, Inc. and mail to:
                             Aetna Series Fund, Inc.
                             c/o First Data Investor Services Group, Inc.
                             P.O. Box 9681
                             Providence, RI  02940

                        Your  check must be drawn on a bank  located  within the
                        United States,  payable in U.S. dollars, and received by
                        the  transfer  agent no later than  December  17,  1999.
                        Cash, credit cards and third party checks cannot be used
                        to open an account.
----------------------- -------------------------------------------------------------------
By Overnight Courier    Follow the instructions above for "By
                        Mail" but send your completed application and check to:
                             Aetna Series Fund, Inc.
                             c/o First Data Investor Services Group, Inc.
                             4400 Computer Drive
                             Westborough, MA  01581
----------------------- -------------------------------------------------------------------
By Wire                 Not Available.
----------------------- -------------------------------------------------------------------
By Electronic           Not Available.
Funds Transfer
----------------------- -------------------------------------------------------------------

How to Sell Shares

To redeem all or a portion of the shares in your account, you should submit a redemption request through your investment professional, plan sponsor or as described below. Your investment professional may charge you a fee for selling your shares.

Redemption requests in amounts up to $25,000 may be made in writing or by telephone. The Company requires a signature guarantee if the amount of the redemption request is over $25,000. You may obtain a signature guarantee at most banks and securities dealers. Please note that a notary public cannot provide a signature guarantee.





Once your redemption request is received in good order, the Company normally will send the proceeds of the redemption within one or two business days.
However, if making immediate payment could adversely affect the Fund, it may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of the Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a signature guarantee.

Fund shares may be redeemed by shareholders prior to the Maturity Date. However, redemptions made for any reason prior to the Maturity Date will be made at NAV and are not eligible for the Guarantee. Moreover, redemptions may be subject to a CDSC.

------------------------------- ----------------------------------------------------------------------------

Redemptions by Mail             You may redeem shares you own by sending written
                                instructions to:
                                   Aetna Series Fund, Inc.
                                   c/o First Data Investor Services Group, Inc.
                                   P.O. Box 9681
                                   Providence, RI 02940

                                Your instructions should identify:
                                   . The number of shares or dollar amount to be redeemed.
                                   .  Your name and account number.

                                Your   instructions   must  be   signed  by  all
                                person(s)  required  to sign  for  the  account,
                                exactly as the shares are  registered,  and,  if
                                necessary,    accompanied    by   a    signature
                                guarantee(s).

------------------------------- ----------------------------------------------------------------------------
Redemptions by Wire             A  minimum  redemption  of  $1,000  is
                                required for wire transfers. Redemption proceeds
                                will be transferred  by wire to your  previously
                                designated    bank   account   or   to   another
                                destination    if   the   federal   funds   wire
                                instructions   provided  with  your   redemption
                                request   are   accompanied   by   a   signature
                                guarantee.  A $12 fee will be  charged  for this
                                service.
------------------------------- ----------------------------------------------------------------------------
Redemptions by Telephone        Call 1-800-367-7732.  Please be prepared to provide your account number, account  name and the amount of the  redemption,
                                which generally must be no less than $500 and no
                                more than $25,000.
------------------------------- ----------------------------------------------------------------------------

Timing of Purchase and Redemption Requests

Orders  that are  received  before the close of regular  trading on the New York
Stock Exchange (usually 4:00 p.m. eastern time) will be processed at the NAV calculated that business day (adjusted for the front-end sales charge or CDSC, if applicable). Orders received after the close of regular trading on the New
York Stock Exchange will be processed at the NAV calculated on the following business day (adjusted for the front-end sales charge or CDSC, if applicable).
Applications and/or funds received by the transfer agent after the close of regular trading on the New York Stock Exchange on December 17, 1999 will not be processed, except under special circumstances determined by the Board.

Certain  institutions  and  financial   intermediaries   (Institutions)  may  be
designated by the Fund to accept purchase and redemption orders. If you purchase or redeem shares through these Institutions,  and the Institution  receives your order before the close of regular trading on the New York Stock  Exchange,  your shares will be purchased or redeemed at the NAV  determined  that  business day, subject to the applicable front-end sales charge or CDSC.

Institutions may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. In those instances, the Fund will be deemed to have received a purchase or redemption order when the Institution's authorized designee, accepts the order.

Institutions may charge fees or assess other charges for the services they provide to their customers. These fees or charges are retained by the Institution and are not remitted to the Fund.

Shareholders purchasing through an Institution should refer to the Institution's materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

Other Information about Shareholder Accounts and Services

Business  Hours The Fund is open on the same days as the New York Stock Exchange
(generally, Monday through Friday). Fund representatives are available from 8:00 a.m. to 8:00 p.m. eastern time on those days.

Net Asset Value The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Exchange  Privileges There is no fee to exchange shares from the Fund to another
Series of the Company. When you exchange shares, your new shares will be in the equivalent class of your current shares. When you exchange Class B shares of the Fund prior to the Maturity Date for Class B shares in another Series of the Company, you will be subject to the CDSC schedule of that series, but the CDSC will be calculated from the date of your original purchase.

There are no limits on the number of exchanges you can make. However, the Fund may suspend or terminate your exchange privilege if you make more than five exchanges out of the Fund in any calendar year, and the Fund may refuse to accept any exchange request, especially if as a result of the exchange, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund reserves the right to reject any specific purchase or exchange request, including a request made by a market timer.





Telephone Redemption Privileges You automatically receive a telephone redemption privilege when you establish your account. If you do not want this privilege, you may call 1-800-367-7732 to have it removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Telephone redemption requests will be accepted if the request is for a minimum of $500 or a maximum of $25,000. Telephone redemption requests will not be accepted if you:

     .  Have submitted a change of address within the preceding 15 calendar days.
     .  Are selling shares in a retirement plan account held in trust.

The Fund reserves the right to amend telephone redemption privileges at any time upon notice to shareholders and may refuse a telephone redemption if it believes it is advisable to do so.

Minimum Account Balance You must maintain a minimum balance of $10,000 in the Fund. If you do not, the Fund may redeem all of your remaining shares and mail the proceeds to you at the address of record. The Fund will not redeem shares for failing to maintain an adequate account balance if the account balance falls below the minimum balance only because the value of Fund shares has decreased.

Additional Services The Fund offers additional shareholder services. The Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the SAI or call
1-800-367-7732 for additional information on any of these services.

     . Letter of Intent If, in addition to purchasing Class A shares of the Fund, you agree to purchase a specific amount of Class A shares of one or more Series of the Company (other than Aetna Money Market Fund) over a period of up to 13 months, the front-end sales charge will be calculated at the rate that would have been charged had you purchased the entire amount all at once. You may qualify for a reduced front-end sales charge by notifying us of your intent by completing and returning to us the relevant portion of your application. After the Letter of Intent is filed, each additional investment in a Series will be entitled to the front-end sales charge applicable to the level of investment indicated in the Letter of Intent.

     . Right of Accumulation/Cumulative Quantity Discounts To determine if you may pay a reduced front-end sales charge on Class A purchases, you may add the amount of your current purchase to the cost or current value, whichever is higher, of other Class A shares of other Series (other than Aetna Money Market Fund) owned by you, your family and your company (if you are the sole owner).

     . TDD Service Telecommunication Device for the Deaf (TDD) services are offered for hearing impaired shareholders. The dedicated number for this service is 1-800-684-4889.

     . Tax-Deferred Retirement Plans The Fund may be used for investment by a variety of tax-deferred retirement plans, such as individual retirement accounts (IRAs, including Roth IRAs) and 401(k) and 403(b)(7) programs sponsored by employers. Purchases made in connection with IRAs and 403(b)(7) accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number.
        This fee will be deducted directly from your account(s). The custodial fee will be waived for IRAs and 403(b)(7) accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted. All purchase orders in connection with IRA rollovers must be received by the transfer agent no later than November 8, 1999.

Dividends and Distributions

Dividends are declared and paid annually.  Capital gains distributions,  if any, are paid on an annual basis  around the end of the year,  December 31. To comply with federal tax regulations,  the Fund may also pay an additional capital gains
distribution,   usually  in  June.  Both  income  dividends  and  capital  gains distributions  are paid by the Fund on a per share  basis.  As a result,  at the time of a payment,  the share price (or NAV) and the  Guarantee per Share of the
Fund will be reduced by the amount of the payment.

Distribution Options When completing your application, you must select one of the following options for dividends and capital gains distributions:

     . Full Reinvestment Both dividends and capital gains distributions from the Fund will be reinvested in additional shares of the same class of shares of the Fund. This option will be selected automatically unless the other option is specified.

     .  All Cash Dividends and capital gains distributions will be paid in cash.
        If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Series, provided you have a minimum of $1,000 in that Series at the time of the exchange.

An  election  to  take   distributions   in  cash  will  reduce  the   Guarantee
proportionally.

Distributions will be paid in additional shares based on the NAV at the close of business on the date the distribution is declared, unless the shareholder elects to receive such distributions in cash.

Tax Information

     .    In general,  dividends and short-term capital gains  distributions you receive from the Fund are taxable as ordinary  income.
     .    Distributions of other capital gains you receive generally are taxable as capital gains.
     .    Ordinary income and capital gains are taxed at different rates.
     .    The rates that you will pay on capital gains distributions will depend on how long the Fund holds its portfolio  securities.  This is true no matter how long you have owned your  shares in the Fund or whether you reinvest your distributions or take them in cash.
     .    The sale of shares in your  account  may  produce a gain or loss,  and typically is a taxable  event.  For tax  purposes,  an exchange is the same as a sale.

Every year, the Fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. You should consult your tax professional for assistance in evaluating the tax implications of investing in the Fund.

Taxes in Relation to the Guarantee Any withholding of taxes on distributions by the Fund will result in a reduction of the benefit under the Guarantee. If an amount is paid to shareholders pursuant to the Guarantee, these amounts probably will be taxable to shareholders. However, it is possible that such amounts could be regarded as a tax-free return of capital.

The Fund does not undertake to suggest to shareholders the manner in which any payments that may be made under the Guarantee are to be treated for tax purposes. Shareholders are specifically advised to consult their tax advisers about the tax treatment of any payments that may be made under the Guarantee.

The Guarantee is a relatively new feature that has not previously been offered by many other mutual funds. As a result, certain tax consequences arising from the Guarantee are not entirely clear.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Fund.

You may request free of charge the current SAI, or other information about the Fund, by calling 1-800-367-7732 or writing to:

                             Aetna Series Fund, Inc.
                              10 State House Square
                        Hartford, Connecticut 06103-3602

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's web site (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information on the operations of the Public Reference Room or you may write to Public Reference
Section,  Washington,  D.C.  20549-6009  to  get  information  from  the  Public
Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

Investment Company Act File No. 811-6352.

                             AETNA SERIES FUND, INC.

                       AETNA PRINCIPAL PROTECTION FUND II


            Statement of Additional Information dated October 7, 1999



This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for the Aetna
Principal Protection Fund II, a series of the Aetna Series Fund, Inc. (Company).
Capitalized terms not defined herein are used as defined in the Prospectus.  The
Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies only to the Aetna Principal
Protection Fund II (Fund).

A free copy of the Fund's Prospectus is available upon request by writing to the Fund at: 10 State House Square, Hartford, Connecticut 06103-3602, or by calling:
(800) 367-7732.













                                TABLE OF CONTENTS


GENERAL INFORMATION...................................................1
INVESTMENT OBJECTIVE AND RESTRICTIONS.................................2
INVESTMENT TECHNIQUES AND RISK FACTORS................................3
OTHER CONSIDERATIONS..................................................8
THE ASSET ALLOCATION PROCESS..........................................8
DIRECTORS AND OFFICERS OF THE FUND....................................9
INVESTMENT ADVISORY AGREEMENT........................................12
THE GUARANTY AGREEMENT...............................................12
ADMINISTRATIVE SERVICES AGREEMENT....................................13
CUSTODIAN............................................................13
THE GUARANTOR........................................................13
TRANSFER AGENT.......................................................13
INDEPENDENT AUDITORS.................................................14
PRINCIPAL UNDERWRITER................................................14
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS..................14
PURCHASE AND REDEMPTION OF SHARES....................................16
BROKERAGE ALLOCATION AND TRADING POLICIES............................18
SHAREHOLDER ACCOUNTS AND SERVICES....................................20
NET ASSET VALUE......................................................20
TAX STATUS...........................................................21
PERFORMANCE INFORMATION..............................................22





                               GENERAL INFORMATION

Organization The Company was incorporated under the laws of Maryland on June 17, 1991.

Series and Classes Although the Company currently offers multiple series, this Statement applies only to the Aetna Principal Protection Fund II (Fund). The
Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of the Fund are classified into two classes: Class
A and Class B. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; and (d) voting rights on matters exclusively affecting a single class.

Capital Stock Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights. Each share of the Fund has the same rights to share in dividends declared by the Fund. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only interests of one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

The Articles may be amended by an affirmative vote of a majority of the shares at any meeting of shareholders or by written instrument signed by a majority of the Board and consented to by a majority of the shareholders.

Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Board or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.




                      INVESTMENT OBJECTIVE AND RESTRICTIONS

The investment objective and certain investment policies of the Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without approval by the holders of the lesser of: (a) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund will not:

     (1) Borrow money, except that (a) the Fund may enter into certain futures contracts; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Fund may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Fund's assets fails to meet the 300% coverage requirement relative only to leveraging, the Fund shall, within three days (not including
Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (3) Purchase real estate,  interests in real estate or real estate  limited
partnership   interests  except  that,  to  the  extent  appropriate  under  its investment program,  the Fund may invest in securities secured by real estate or interests  therein or issued by  companies,  including  real  estate  investment trusts (REITs), which deal in real estate or interests therein.

     (4) Make loans, except that, to the extent appropriate under its investment program, the Fund may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

     (5) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

     (6) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

     (7) Concentrate its investments in any one industry except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

The Fund also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Fund, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Fund will not:

     (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts.

     (2)  Invest  in  companies  for  the  purpose  of  exercising   control  or
management.

     (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of futures contracts in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures and Other Derivative Instruments

The Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The following provides additional information about those derivative instruments the Fund may use.

Futures Contracts The Fund may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." The Fund will only enter into futures contracts on the S&P
500 Index and U.S. Treasury securities. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date, time, and place.
Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures  contracts as a hedging  technique,  at best, the correlation between  changes  in prices  of  futures  contracts  and of the  instruments  or securities being hedged can be only  approximate.  The degree of imperfection of correlation  depends upon circumstances such as: variations in market demand for futures and for securities,  including technical  influences in futures trading,
and  differences  between  the  financial   instruments  being  hedged  and  the
instruments  underlying the standard  futures  contracts  available for trading.
Even a  well-conceived  hedge may be  unsuccessful  to some  degree  because  of unexpected market behavior or stock market or interest rate trends.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of future contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by the Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund. These daily payments to and from the Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Fund will mark-to-market the current value of its open futures contracts. The Fund expects to earn interest income on its initial margin deposits.

When the Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Fund may purchase and sell futures contracts under the following conditions:
(a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract, (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts, and (c) the notional value of all U.S. Treasury futures shall not exceed 50% of the market value of all corporate bonds.

Additional Restrictions on the Use of Futures Contracts CFTC regulations require that to prevent the Fund from being a commodity pool, the Fund enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Fund expects that at least 75% of futures contract purchases will be "completed";
that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Zero Coupon Securities

The Fund may invest in U.S. Treasury, agency or corporate zero coupon securities maturing on or within 90 days  preceding  the Maturity  Date.  U.S.  Treasury or agency zero coupon  securities  shall be limited to  non-callable,  non-interest bearing  obligations  and shall include STRIPS  (Separate  Trading of Registered
Interest and Principal of Securities); CATS (Certificates of Accrual on Treasury
Securities);  TIGRs  (Treasury  Investment  Growth  Receipts)  and TRs  (Generic
Treasury  Receipts).  Zero  coupon  or  deferred  interest  securities  are debt obligations  that do not entitle the holder to any periodic  payment of interest prior to maturity or a specified date when the  securities  begin paying current interest  (the "cash  payment  date") and  therefore  are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time  remaining  until  maturity or cash payment date,  prevailing  interest rates, liquidity of the security and the perceived credit quality of the issuer.
The discount, in the absence of financial difficulties of the issuer,  decreases as the final  maturity or cash  payment  date of the  security  approaches.  The market  prices of zero coupon  securities  generally  are more volatile than the
market  prices  of  securities   with  similar   maturities  that  pay  interest
periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities  having similar  maturities and credit quality.





Zero coupon securities issued by corporations are also subject to the risk that in the event of a default, the Fund may realize no return on its investment.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Fund's transactions in derivatives.

Risk of Imperfect Correlation The Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged does not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Fund which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures  contracts  also is subject to the risk of trading halts,
suspensions,   exchange  or  clearing  house  equipment   failures,   government
intervention,  insolvency  of the  brokerage  firm or  clearing  house  or other disruptions of normal trading  activity,  which could at times make it difficult or impossible to liquidate  existing  positions or to recover  excess  variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities involve the risk that if Aeltus' judgment concerning the general direction of interest rates is incorrect, the overall performance of the Fund may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund.

Counterparty Risk With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Foreign Securities

The Fund may invest in depositary  receipts of foreign companies included in the
S&P 500. Depositary  receipts are typically dollar  denominated,  although their market  price is subject to  fluctuations  of the foreign  currency in which the
underlying  securities  are  denominated.   Depositary  receipts  are  typically
American Depositary  Receipts (ADRs),  which are designed for U.S. investors and held either in physical form or in book entry form. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include  fluctuations in exchange rates,  adverse foreign  political and economic  developments,  and the possible
imposition  of  exchange   controls  or  other  foreign   governmental  laws  or
restrictions.

Real Estate Securities

The Fund may  invest  in real  estate  securities  through  interests  in REITs, provided  the REIT is  included  in the S&P 500.  REITs  are  trusts  that  sell securities  to  investors  and use the  proceeds  to  invest  in real  estate or interests in real  estate.  A REIT may focus on a  particular  project,  such as apartment complexes,  or geographic region, or both. Investing in stocks of real estate-related companies presents certain risks that are more closely associated with  investing in real estate  directly than with investing in the stock market generally,  including: periodic declines in the value of real estate, generally,
or  in  the  rents  and  other  income   generated  by  real  estate;   periodic
over-building,  which  creates  gluts in the market,  as well as changes in laws
(e.g.  zoning  laws) that impair the rights of real estate  owners;  and adverse developments in the real estate industry.

Bank Obligations

The Fund may invest in obligations issued by domestic banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Illiquid Securities

The Fund may invest in illiquid  securities.  Illiquid securities are securities that are not readily  marketable or cannot be disposed of promptly  within seven days and in the usual course of business  without  taking a  materially  reduced price. Securities that may be resold under Rule 144A under the Securities Act of
1933, as amended (1933 Act) or  securities  offered  pursuant to Section 4(2) of
the  1933  Act  shall  not  be  deemed   illiquid  solely  by  reason  of  being
unregistered.  Aeltus shall determine whether a particular security is deemed to be illiquid  based on the trading  markets for the  specific  security and other factors. Illiquid securities will not exceed 15% of net assets of the Fund.

Corporate Bonds

The Fixed Component may consist of non-callable corporate bonds, provided that no less than 40% of the Fund's assets are allocated to the Equity Component.
Each such bond must mature within three (3) years of the Maturity Date. In addition, each such bond must be rated AA- or higher by S&P or Aa3 or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall be no less than AA-/Aa3. If a corporate bond is downgraded below this level, Aeltus shall divest the security within 15 business days following the public announcement of such downgrade. No more than 2% of the Fund's assets shall be invested in corporate debt securities of any issuer or its affiliates at the time of investment therein.





                              OTHER CONSIDERATIONS


Year 2000 Readiness Disclosure

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna Inc."), is dependent on computer systems and applications to conduct its business. Aetna Inc. has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including
(i) assessment,  (ii) remediation,  (iii) testing,  (iv)  implementation and (v)
Year 2000 approval. The remediation and testing of mission-critical IT systems has been completed. Final Year 2000 approval testing for all remaining systems is on target to complete mid-1999. The costs of these efforts will not affect the Fund.

Aeltus and the Fund also have relationships with broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna Inc. Aetna Inc., including Aeltus, has initiated communication with its critical external relationships, including
MBIA, to determine the extent to which Aetna Inc. may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna Inc. and Aeltus have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Fund, including, without limitation, its operation or the valuation of its assets.

In addition, the Year 2000 problem may adversely affect issuers in which the Fund invests. For example, issuers may incur substantial costs to address the problem. Aeltus and the Fund will continue to monitor developments relating to this issue.

Acceptance of Deposits During Guarantee Period

The Fund reserves the right to accept additional deposits after December 17, 1999 and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing the Fund's investment objective, Aeltus looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the market value of Fund assets, and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Fund's assets may become largely or entirely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of Fund assets between the Equity Component and the Fixed
Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee
Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. Aeltus will monitor the allocation of the Fund's assets on a daily basis.

The asset allocation process will also be affected by Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by Aeltus' proprietary model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed
Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be limited.

The process of asset reallocation results in additional transaction costs such as brokerage commissions. To moderate such costs, Aeltus has built into its proprietary model a factor that will require reallocations only when Equity
Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                       DIRECTORS AND OFFICERS OF THE FUND

The investments and administration of the Fund are under the supervision of the Board. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below. Those Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk
(*). Directors and officers hold the same positions with other investment companies in the same Fund Complex: Aetna GET Fund, Aetna Variable Fund, Aetna
Income  Shares,  Aetna  Variable  Encore Fund,  Aetna  Balanced VP, Inc.,  Aetna
Generation Portfolios, Inc., and Aetna Variable Portfolios, Inc.

--------------------------------- ------------------------------ ---------------------------------------------------
                                                                  Principal Occupation During Past Five Years (and
                                                                     Positions held with Affiliated Persons or
             Name,                      Position(s) Held                Principal Underwriters of the Fund)
        Address and Age                  With each Fund
--------------------------------- ------------------------------ ---------------------------------------------------
--------------------------------- ------------------------------ ---------------------------------------------------

J. Scott Fox*                     Director and President         Director, Managing Director, Chief Operating
10 State House Square                                            Officer, Chief Financial Officer, Aeltus
Hartford, Connecticut                                            Investment Management, Inc., October 1997 to
Age 44                                                           present; Director and Senior Vice President,
                                                                 Aetna Life Insurance and Annuity Company,
                                                                 March 1997 to February 1998;  Director,
                                                                 Managing Director, Chief Operating Officer,
                                                                 Chief Financial Officer and Treasurer,
                                                                 Aeltus,  April  1994 to March 1997.

Wayne F. Baltzer                  Vice President                 Vice President, Aeltus Capital, Inc., May 1998
10 State House Square                                            to present; Vice President, Aetna Investment
Hartford, Connecticut                                            Services, Inc., July 1993 to May 1998.
Age 56

Albert E. DePrince, Jr.           Director                       Professor, Middle Tennessee State University,
3029 St. Johns Drive                                             1991 to present.
Murfreesboro, Tennessee
Age 58

Stephanie A. DeSisto              Vice President,                Vice President, Mutual Fund Accounting, Aeltus
10 State House Square             Treasurer and Chief            Investment Management, Inc., November 1995 to
Hartford, Connecticut             Financial Officer              present; Director, Mutual Fund Accounting, Aetna
Age 46                                                           Life Insurance and Annuity Company, August 1994
                                                                 to November 1995.

Amy R. Doberman                   Secretary                      General Counsel, Aeltus Investment Management,
10 State House Square                                            Inc., February 1999 to present; Counsel, Aetna
Hartford, Connecticut                                            Life Insurance and Annuity Company, December 1996
Age 37                                                           to present; Attorney, Securities and Exchange
                                                                 Commission, March 1990 to November 1996.

Maria T. Fighetti                 Director                       Manager/Attorney, Health Services, New York City
325 Piermont Road                                                Department of Mental Health, Mental Retardation
Closter, New Jersey                                              and Alcohol Services, 1973 to present.
Age 56

David L. Grove                    Director                       Private Investor; Economic/Financial Consultant,
5 The Knoll                                                      December 1985 to present.
Armonk, New York
Age 81

John Y. Kim*                      Director                       Director, President, Chief Executive Officer,
10 State House Square                                            Chief Investment Officer, Aeltus Investment
Hartford, Connecticut                                            Management, Inc., December 1995 to present;
Age 39                                                           Director, Aetna Life Insurance and Annuity
                                                                 Company, February 1995 to March  1998;
                                                                 Senior  Vice President, Aetna Life
                                                                 Insurance and  Annuity Company,
                                                                 September  1994 to present.

Sidney Koch                       Director                       Financial Adviser, self-employed, January 1993 to
455 East 86th Street                                             present.
New York, New York
Age 64

Frank Litwin                      Vice President                 Managing Director, Aeltus Investment Management,
10 State House Square                                            Inc., August 1997 to present; Managing Director,
Hartford, Connecticut                                            Aeltus Capital, Inc., May 1998 to present; Vice
Age 50                                                           President, Fidelity Investments Institutional
                                                                 Services Company, April 1992 to August 1997.

Shaun P. Mathews*                 Director                       Director, Vice President/Senior Vice President,
151 Farmington Avenue                                            Aetna Life Insurance and Annuity Company, March
Hartford, Connecticut                                            1991 to present; Director, Aetna Investment
Age 44                                                           Services, Inc., July   1993  to present; Senior
                                                                 Vice President, Aetna InvestmentServices, Inc.,
                                                                 July   1993  to February, 1999.

Corine T. Norgaard                Director                       Dean of the Barney School of Business, University
556 Wormwood Hill                                                of Hartford (West Hartford, CT), August 1996 to
Mansfield Center, Connecticut                                    present; Professor, Accounting and Dean of the
Age 62                                                           School of Management, SUNY Binghamton
                                                                 (Binghamton, NY), August 1993 to August 1996

Richard G. Scheide                Director                       Trust and Private Banking Consultant, David Ross
11 Lily Street                                                   Palmer Consultants, July 1991 to present.
Nantucket, Massachusetts
Age 70

During the fiscal year ended October 31, 1998, members of the Board who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from the Fund. As of October 31, 1998, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.

                                   Aggregate
       Name of Person          Compensation from     Total Compensation from the
          Position                  Company            Company and Fund Complex
------------------------------ ------------------- ---------------------------------

Corine Norgaard                      $6,600                    $66,000
Director
------------------------------ ------------------- ---------------------------------

Sidney Koch                          $6,650                    $66,500
Director
------------------------------ ------------------- ---------------------------------

Maria T. Fighetti*                   $6,550                    $65,500
Director
------------------------------ ------------------- ---------------------------------

Richard G. Scheide
Director, Chairperson Audit          $7,075                    $70,750
Committee
------------------------------ ------------------- ---------------------------------

David L. Grove*
Director, Chairperson                $6,925                    $69,250
Contract Committee
------------------------------ ------------------- ---------------------------------

Albert E. DePrince, Jr.              $3,077                    $30,778
Director
------------------------------ ------------------- ---------------------------------

*During the fiscal year ended  October 31,  1998,  Ms.  Fighetti  and Dr.  Grove
elected  to  defer   compensation   in  the  amount  of  $15,000  and   $69,250,
respectively.





                          INVESTMENT ADVISORY AGREEMENT

The Fund entered into an  investment  advisory  agreement  (Advisory  Agreement)
appointing  Aeltus as the  investment  adviser of the Fund.  Under the  Advisory
Agreement,   and  subject  to  the   supervision   of  the  Board,   Aeltus  has
responsibility  for  supervising  all  aspects  of the  operations  of the  Fund including the  selection,  purchase and sale of  securities.  Under the Advisory
Agreement,  Aeltus is given the right to delegate any or all of its  obligations to a  subadviser.  Aeltus is an indirect  wholly-owned  subsidiary of Aetna Life
Insurance and Annuity Company and an indirect  wholly-owned  subsidiary of Aetna
Inc.

The Advisory Agreement provides that Aeltus is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board, and that the Fund is responsible for payment of all other of its costs.

For the services under the Advisory Agreement, Aeltus will receive an annual fee, payable monthly, as described in the Prospectus.

The service mark of the Fund and the name "Aetna" have been adopted by the Fund with the permission of Aetna Services, Inc. (ASI). Their continued use is subject to the right of ASI to withdraw this permission in the event Aeltus or another subsidiary or affiliate of Aetna Inc. should not be the investment adviser of the Fund.

                             THE GUARANTY AGREEMENT

The  Fund  guarantees  that on the  Maturity  Date  (December  20,  2004),  each shareholder  will  receive no less than the  Guarantee  per Share for each share held.  The Guarantee per Share will equal the Net Asset Value (NAV) per share on the last day of the Offering Period,  and thereafter will be adjusted to reflect
any  dividends  and   distributions   made  by  the  Fund.  A  shareholder   who
automatically  reinvests all dividends and distributions and does not redeem any shares during the Guarantee Period will receive, in the aggregate,  no less than his or her account value at the inception of the  Guarantee  Period.  The Fund's
Guarantee is backed by an  unconditional  and  irrevocable  guarantee  from MBIA
Insurance  Corporation  (MBIA) pursuant to an insurance policy issued by MBIA to the Fund.

MBIA, Aeltus and the Company have entered into a Financial Guaranty Agreement specifying the rights and obligations of Aeltus and MBIA with respect to the Fund. The Financial Guaranty Agreement is unconditional and irrevocable and will remain in place through the Maturity Date. The Financial Guaranty Agreement provides that, if Aeltus fails to comply with specific investment parameters as more fully described below, MBIA may direct Aeltus to cure the breach within a prescribed period of time. If Aeltus fails to do so, MBIA may direct trades on behalf of the Fund in order to bring the Fund back into compliance with these investment parameters, and consistent with the Fund's investment objective and strategies.

Aeltus,  in  managing  the  Fund,  allocates  assets  to the  Equity  and  Fixed
Components. The types of securities which may be held in the Equity Component or the Fixed Component are set forth in the Prospectus and in this Statement
(Eligible Security). In the event that Aeltus acquires a security that is not an Eligible Security, MBIA has the right under the Financial Guaranty Agreement to direct Aeltus to sell that security and replace it with an Eligible Security within three business days. In the event Aeltus does not sell the security, MBIA reserves the right to direct the Custodian to sell that security and replace it with an Eligible Security.

The specific formula for the Fund's allocation of assets between the Fixed and Equity Components is set forth in the Financial Guaranty Agreement. In the event that MBIA determines that the allocation of assets is inconsistent with the Financial Guaranty Agreement, MBIA can direct the custodian to sell securities and replace them with such eligible securities as are necessary to bring the Fund's allocation of assets in compliance with the terms of the Financial
Guarantee Agreement.

Finally, if Aeltus breaches any other terms of the Financial Guaranty Agreement, Aeltus has 15 business days to cure the breach. If there is written notification from MBIA of a breach and the breach remains uncured after 15 business days, MBIA will have the right to direct the custodian to buy and sell Eligible
Securities.

After any default has been cured (whether by Aeltus or by changes in market prices or as a result of actions taken by MBIA), MBIA has no further right to direct the custodian with respect to that default.

                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, Aeltus acts as administrator and provides certain administrative and shareholder services necessary for the Fund's operations and is responsible for the supervision of other service providers. The services provided by Aeltus include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (c) preparing financial information for proxy statements; (d) preparing semi-annual and annual reports to shareholders; (e) calculating the NAV; (f) preparation of certain shareholder communications; (g) supervising the custodian and transfer agent; and (h) reporting to the Board. For its services, Aeltus is entitled to receive from the Fund a fee at an annual rate of 0.10% of its average daily net assets.

                                    CUSTODIAN

Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania, 15258, serves as custodian for the assets of the Fund. The custodian does not participate in determining the investment policies of the Fund nor in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

In addition to serving as the custodian of the Fund's assets, the custodian will monitor both the allocation of assets and the securities held within the Equity
Component and the Fixed Component and report on the same to both Aeltus and MBIA. The custodian is authorized to accept orders from MBIA made pursuant to the Financial Guaranty Agreement.

                                  THE GUARANTOR

MBIA,  113 King Street,  Armonk,  New York 10504 serves as the  Guarantor to the
Fund pursuant to a written agreement with Aeltus and the Company.  The Financial
Guaranty Agreement is unconditional and irrevocable and will remain in place through the Maturity Date. Pursuant to the terms of the Financial Guaranty
Agreement, MBIA will issue to the Fund an insurance policy to support the Fund's
Guarantee. MBIA is one of the world's premier financial guarantee companies and a leading provider of investment management products and services. MBIA and its subsidiaries provide financial guarantees to municipalities and other bond issuers. MBIA also guarantees structured asset-backed and mortgage-backed transactions, selected corporate bonds and obligations of high-quality financial institutions.

                                 TRANSFER AGENT

First Data Investor  Services  Group,  Inc. 4400  Computer  Drive,  Westborough,
Massachusetts 01581 serves as the transfer agent and dividend-paying agent to the Fund.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103 serves as independent auditors to the Fund. KPMG LLP provides audit services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

Aeltus Capital,  Inc. (ACI) has agreed to use its best efforts to distribute the shares as the  principal  underwriter  of the Fund  pursuant to an  Underwriting
Agreement  between it and the Fund.  The Agreement was approved on September 22,
1999 to continue through  December 31, 1999. The  Underwriting  Agreement may be
continued from year to year thereafter if approved annually by the Directors and by a vote of a majority of the  Directors who are not  "interested  persons," as that term is  defined  in the 1940 Act,  of the Fund,  appearing  in person at a meeting  called for the purpose of  approving  such  Agreement,  or by a vote of
holders  of  a  majority  of  the  Fund's  shares.  This  Agreement   terminates
automatically  upon assignment,  and may be terminated at any time on sixty (60)
days' written notice by the Directors or by vote of holders of a majority of the
Fund's shares without the payment of any penalty.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Fund shares are distributed by ACI. With respect to Class A shares of the Fund, ACI is paid an annual distribution fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under a Distribution Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution
Plan"). With respect to Class B shares of the Fund, ACI is paid an annual distribution fee at the rate of 0.75% of the value of average daily net assets attributable to those shares under a Distribution Plan. The distribution fee for a specific class may be used to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The distribution fee for Class B shares may also be used to pay the financing costs of accruing certain unreimbursed expenses. ACI may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

Class B shares are also subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1. Under the Shareholder Services Plan, ACI is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class B shares of the Fund. The Service Fee will be used by ACI primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts.

ACI is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution or Shareholder
Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued.
The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plans and Shareholder Services Plan continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution Plans may not be amended to increase the amount to be spent for the services provided by ACI without shareholder approval. All amendments to the Distribution Plans must be approved by the Board in the manner described above. The Distribution Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution Plans. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plans. No other interested person of the Fund has a financial interest in the Plans.

Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.

When you invest this amount                        Amount of sales charge typically reallowed to
                                                   dealers as a percentage of offering price


Under $50,000                                                                            4.00%
$50,000 or more, but under $100,000                                                      3.75
$100,000 or more, but under $250,000                                                     3.00
$250,000 or more, but under $500,000                                                     2.00
$500,000 or more, but under $1,000,000                                                   1.50


Securities dealers that sell Class A shares in amounts of $1 million or more or that sell load-waived Class A shares to certain retirement plans will be entitled to receive the following commissions:

                                                                                        Commission
     .   on sales of $1 million to $3 million;                                              1.00%
     .   on sales over $3 million to $20 million; and                                       0.50%
     .   on sales over $20 million.                                                         0.25%

For sales of Class B shares, your securities dealer is paid an up-front commission equal to 4% of the amount sold. Beginning in the thirteenth month after the sale is made, ACI uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares, on a monthly basis.

These breakpoints are reset every 12 months for purposes of additional purchases. ACI may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply.

ACI or its affiliates may make payments in addition to those  described above to
certain   broker-dealers   that  enter  into   agreements   providing  ACI  with
preferential access to representatives of the broker-dealer.  These payments may be in an amount not  exceeding  0.13% of the total fund  assets  held in omnibus accounts or in customer  accounts  that  designate  such  firm(s) as the selling broker-dealer.





                        PURCHASE AND REDEMPTION OF SHARES

Class A shares of the Company are purchased at the NAV of the Fund next determined after a purchase order is received less any applicable front-end sales charge. Class B shares of the Company are purchased at the NAV of the Fund next determined after a purchase order is received. All purchase orders must be received by the transfer agent by no later than December 17, 1999 (November 8, 1999 in the case of IRA rollovers).

Class A shares are redeemed at the NAV of the Fund next determined adjusted for any applicable CDSC after a redemption request is received. Class B shares are redeemed at the NAV of the Fund next determined less any applicable contingent deferred sales charge (CDSC) after a redemption request is received. Any redemptions made from the Fund prior to the Maturity Date will be made at NAV, which may be higher or lower than the NAV at the inception of the Guarantee
Period. Moreover, amounts redeemed prior to the Maturity Date are not eligible for the Guarantee.

Payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of the Fund.

Any written request to redeem shares in amounts in excess of $25,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases should be made for investment purposes only. The Fund reserves the right to reject any specific purchase request.

Front-end Sales Charge Waivers

The front-end sales charge will not apply if you are:

1.   an employee or retired  employee  of Aetna Inc.  (including  members of the
     board  and  members  of  employees',   retired  employees'  and  directors'
     immediate families); or

2.   a member of the Board (including members of Directors' immediate families).





The Fund's front-end sales charge will also not apply to Class A purchases by:

3. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Aeltus-advised fund or (2) in a separate account sponsored by Aetna Life Insurance and Annuity Company (ALIAC) or any affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

4. Certain trust companies and bank trust departments agreeing to invest in the Fund over a 13-month period at least $1 million of assets over which the trust companies and bank trust departments have full or shared investment discretion, provided the account(s) are not part of an omnibus account arrangement.

5. Certain retirement plans that are sponsored by an employer with at least 25 employees and either (a) have plan assets of $1 million or more or (b) agree to invest at least $500,000 in the Fund over a 13-month period.

6. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ACI (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) on behalf of clients participating in advisory fee programs.

7. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ACI (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) and their immediate family members, as allowed by the internal policies of their employer.

8. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer.

9. Shareholders of the Adviser Class of other Series at the time such shares were redesignated as Class A shares.

Contingent Deferred Sales Charge

Certain Class A shares and all Class B shares are subject to a CDSC, as described in the Prospectus. There is no CDSC imposed on shares purchased more than two years prior to the redemption (in the case of Class A shares) or shares redeemed prior to the Maturity Date (in the case of Class B shares).

CDSC Waivers

The CDSC will be waived for:

     . Redemptions following the death or disability of the shareholder or beneficial owner;
     . Redemptions related to distributions from retirement plans or accounts under Internal Revenue Section 403(b) after you attain age 70 1/2;
     .    Tax-free returns of excess  contributions from employee benefit plans;
          and
     . Distributions from employee benefit plans, including those due to plan termination or plan transfer.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares, as described in the Prospectus. At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment in the Fund (or in certain other series of the Company) will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions are based on purchases in the Fund (and in certain other series of the Company) and will be effective only after notification to ACI that the investment qualifies for a discount. Your holdings in the Fund (and in certain other Series of the Company) acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in certain other
Series of the Company in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account. Such an adjustment will be made at NAV and will not be eligible for the Guarantee. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares of the Series already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of certain other Class
A shares you own, as well as certain Class A shares of your spouse and children under the age of 21. If you are the sole owner of the Fund, you may also add any other accounts, including retirement plan accounts invested in certain Class A shares of the Company. Companies with one or more retirement plans may add together the total plan assets invested in certain Class A shares of the Series to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

Additional  Rights The Fund retains  certain  rights,  including  the rights to:
refuse orders to purchase shares; vary its requirements for initial or additional investments, reinvestments, retirement and employee benefit plans, sponsored arrangements and similar programs; and change or discontinue its sales charge waivers and orders acceptance practices.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions, subject to Aeltus' duty to obtain best execution.

Aeltus  receives a variety of brokerage  and research  services  from  brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Fund. These brokerage and research services include, but are not limited to,
quantitative  and  qualitative   research  information  and  purchase  and  sale
recommendations  regarding  securities  and  industries,  analyses  and  reports covering a broad range of economic factors and trends, statistical data relating to the  strategy and  performance  of the Fund and other  investment  companies, services  related to the execution of trades on behalf of the Fund and advice as to the valuation of  securities,  the providing of equipment used to communicate research  information  and  specialized  consultations  with Fund personnel with respect to computerized systems and data furnished to the Fund as a component of other  research  services.  Aeltus  considers  the  quantity and quality of such brokerage  and  research  services  provided by a brokerage  firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Fund's  securities  and may pay higher  commission  rates than the lowest  available  when it is  reasonable  to do so in light of the value of the brokerage  and research  services  received  generally or in  connection  with a particular  transaction.  Aeltus'  policy  in  selecting  a broker  to  effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient  execution of the  transaction at the best  obtainable  price with payment of  commissions  which are  reasonable  in  relation to the value of the services  provided  by  the  broker,  taking  into  consideration  research  and brokerage services provided.  When the trader believes that more than one broker can provide  best  execution,  preference  may be given to brokers  that provide additional services to Aeltus.

Research services furnished by brokers through whom the Fund effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit the Fund.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost
(depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Fund.

The Fund has no present intention of effecting any brokerage transactions in portfolio securities with Aeltus or any other affiliated person.

The Fund, another series of the Company, another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the funds and/or accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Board has also adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, the Fund. The
Code of Ethics allows trades to be made in securities that may be held by the Fund. However, it prohibits a person from taking advantage of the Fund trades or from acting on inside information. Aeltus also has adopted a Code of Ethics, which the Board reviews annually.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated   statements   reflecting   current  values,   share  balances  and
year-to-date  transactions  generally  will  be sent to you  each  quarter.  All accounts  identified  by the same social  security  number and  address  will be consolidated.  For example,  you could receive a consolidated  statement showing your  individual  and IRA  accounts.  With the  prior  permission  of the  other
shareholders   involved,  you  have  the  option  of  requesting  that  accounts controlled by other  shareholders be shown on one  consolidated  statement.  For example,  information  on your  individual  account,  your  IRA,  your  spouse's individual  account  and your  spouse's  IRA may be  shown  on one  consolidated statement.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a signature guarantee for redemption requests in amounts in excess of $25,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions regardless of the amount of redemption.

The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request. You can obtain a signature guarantee from any one of the following institutions: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member firm of the New York, American, Boston, Midwest, or Pacific Stock
Exchanges. Please note that signature guarantees are not provided by notaries public.

                                 NET ASSET VALUE

Securities of the Fund are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price if current market quotations are not readily available. Debt securities maturing in more than sixty days at the date of valuation are valued at the mean of the last bid and asked price of such securities obtained from a broker-dealer or a service providing quotations based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The  following  is  only  a  limited   discussion  of  certain   additional  tax
considerations  generally  affecting  the Fund.  No attempt is made to present a detailed  explanation  of the tax  treatment of the Fund and no  explanation  is provided with respect to the tax treatment of any  shareholder.  The discussions here and in the  Prospectus  are not  intended  as  substitutes  for careful tax planning.

Qualification as a Regulated Investment Company

The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Taxes in Relation to the Guarantee

Any withholding of taxes on distributions by the Fund will result in a reduction of the  benefit  under  the  Guarantee.  If an  amount  is paid to  shareholders
pursuant  to  the  Guarantee,   these  amounts   probably  will  be  taxable  to
shareholders.  However,  it is possible that such amounts could be regarded as a tax-free return of capital.

The Fund does not undertake to suggest to shareholders the manner in which any payments that may be made under the Guarantee are to be treated for tax purposes. Shareholders are specifically advised to consult their tax advisers about the tax treatment of any payments that may be made under the Guarantee.

                             PERFORMANCE INFORMATION

Performance information for each class of shares, including the total return of the Fund, may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of one and five years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                                 P(1 + T)n = ERV
Where:
P     =  a hypothetical initial payment of $1,000
T     =  an average annual total return
n     =  the number of years
ERV   =  the ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of the 1 or 5 year period at the end of the 1 or 5 year period (or fractional portion thereof).

The Fund may also from time to time include in such advertising a total return figure for Class A and/or Class B that is not calculated according to the formula set forth above. Specifically, the Fund may include performance for Class A that does not take into account payment of the applicable front-end sales load, or the Company may include performance for Class B that does not take into account the imposition of the applicable CDSC.

Performance information for the Fund may be compared, in reports and promotional literature,  to:  (a) the  Standard & Poor's  500  Index,  the  Lehman  Brothers
Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure  performance of a pertinent group of securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other  groups of  investment  companies  tracked  by  Morningstar  or Lipper
Analytical  Services,  widely used  independent  research firms that rank mutual
funds  and  other  investment  companies  by  overall  performance,   investment
objectives, and assets, or tracked by other services,  companies,  publications, or persons who rank such  investment  companies on overall  performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

From time to time sales materials and advertisements may include comparisons of the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of the Fund.



                                           Statement of Additional Information





                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits



         (a.1)        Articles of Amendment and Restatement (September 2, 1997)(1)
         (a.2)        Articles of Amendment (October 29, 1997)(2)
         (a.3)        Articles Supplementary (October 29, 1997)(2)
         (a.4)        Articles of Amendment (January 26, 1998)(3)
         (a.5)        Articles Supplementary (June 25, 1998)(4)
         (a.6)        Articles Supplementary (December 22, 1998)(5)
         (a.7)        Articles Supplementary (July 12, 1999)(6)
         (a.8)        Certificate of Correction (September 22, 1999)
         (a.9)        Articles Supplementary (September 27, 1999)
         (b)          By-laws (as amended September 13, 1994)(7)
         (c)          Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement)(1)
         (d.1)        Investment Advisory Agreement between Aeltus Investment Management, Inc. and Aetna Series Fund, Inc.,
                      on behalf of Aetna Balanced Fund,  Aetna Bond Fund,  Aetna Growth  Fund,   Aetna   Growth  and  Income  Fund,
                      Aetna Government  Fund,  Aetna Index Plus Large Cap Fund,  Aetna International  Fund, Aetna Money Market Fund,
                      Aetna Small Company Fund, Aetna Ascent Fund, Aetna  Crossroads Fund, Aetna Legacy Fund, Aetna High Yield Fund,
                      Aetna Index Plus Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index Plus Small Cap Fund, Aetna Mid Cap
                      Fund,  Aetna  Real  Estate Securities Fund, and Aetna Value Opportunity Fund(5)
         (d.2)        Investment Advisory Agreement between Aeltus Investment Management, Inc. and Aetna Series Fund, Inc.,
                      on behalf of Aetna Principal Protection Fund I(6)
         (d.3)        Investment Advisory Agreement between Aeltus Investment Management, Inc. and Aetna Series Fund, Inc.,
                      on behalf of Aetna Principal Protection Fund II
         (d.4)        Investment Advisory Agreement between Aeltus Investment Management, Inc. and Aetna Series Fund, Inc.,
                      on behalf of Brokerage Cash Reserves(6)
         (d.5)        Subadvisory Agreement between Aeltus Investment Management, Inc., Aetna Series Fund, Inc., on behalf of
                      Aetna Value Opportunity Fund, and Bradley, Foster & Sargent, Inc.(8)
         (e.1)        Underwriting Agreement between Aeltus Capital, Inc. and Aetna Series Fund, Inc.
         (e.2)        Master Selling Dealer Agreement(3)
         (f)          Directors' Deferred Compensation Plan (1)
         (g.1)        Custodian Agreement - Mellon Bank, N.A. (September 1, 1992)(5)
         (g.2)        Amendment to Custodian Agreement - Mellon Bank, N.A. (May 11, 1994)(2)

         (g.3)        Amendment to Custodian Agreement - Mellon Bank, N.A. (September 14, 1994)(7)
         (g.4)        Amendment to Custodian Agreement - Mellon Bank, N.A. (October 11, 1996)(9)
         (g.5)        Amendment to Custodian Agreement - Mellon Bank, N.A. (January 29, 1998)(3)
         (g.6)        Amendment to Custodian Agreement - Mellon Bank, N.A. (July 26, 1999)(6)
         (g.7)        Amendment to Custodian Agreement - Mellon Bank, N.A. (July 26, 1999)(6)
         (g.8)        Amendment to Custodian Agreement - Mellon Bank, N.A. (October 4, 1999)
         (g.9)        Custodian Agreement - Brown Brothers Harriman & Company (Aetna International Fund)
                      (December 12, 1991)(10)
         (h.1)        Administrative    Services    Agreement   between   Aeltus Investment Management, Inc. and Aetna Series Fund,
                      Inc. on behalf of Aetna  Balanced  Fund,  Aetna Bond  Fund,  Aetna Growth  Fund,   Aetna   Growth  and  Income
                      Fund, Aetna Government  Fund,  Aetna Index Plus Large Cap Fund,  Aetna International  Fund,  Aetna Money
                      Market Fund, Aetna Small Company Fund,  Aetna Ascent Fund,  Aetna  Crossroads Fund, Aetna Legacy Fund, Aetna
                      High Yield Fund, Aetna Index Plus Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index Plus Small Cap Fund,
                      Aetna Mid Cap  Fund,  Aetna  Real  Estate Securities Fund, and Aetna Value Opportunity Fund(5)
         (h.2)        Amendment to Administrative Services Agreement between Aeltus Investment Management, Inc. and Aetna
                      Series Fund, Inc. on behalf of Aetna Principal Protection Fund I(6)
         (h.3)        Amendment to Administrative Services Agreement between Aeltus Investment Management, Inc. and Aetna
                      Series Fund, Inc. on behalf of Aetna Principal Protection Fund II
         (h.4)        Amendment to Administrative Services Agreement between Aeltus Investment Management, Inc. and Aetna
                      Series Fund, Inc. on behalf of Brokerage Cash Reserves(6)
         (h.5)        License Agreement(7)
         (h.6)        Transfer Agent Agreement(4)
         (h.7)        Amendment No. 1 to the Transfer Agency and Services Agreement(11)
         (h.8)        Amendment No. 2 to the Transfer Agency and Services Agreement(11)
         (h.9)        Amendment No. 3 to the Transfer Agency and Services Agreement(5)
         (h.10)       Amendment No. 4 to the Transfer Agency and Services Agreement
         (h.11)       Form of Amendment No. 5 to the Transfer Agency and Services Agreement
         (h.12)       Financial Guaranty Agreement between Aetna Series Fund, Inc., on behalf of Aetna Principal
                      Protection Fund I, and MBIA Insurance Corporation
         (h.13)       Form of Custodian Service Agreement
         (h.14)       Form of Custodian Monitoring Agreement
         (i)          Opinion and Consent of Counsel

         (j)          Consent of Independent Auditors
         (k)          Not applicable
         (l)          Initial Capital Agreement(11)
         (m.1)        Distribution Plan (Class A)
         (m.2)        Distribution Plan (Class C)(5)
         (m.3)        Distribution Plan (Class B)
         (m.4)        Distribution Plan (Brokerage Cash Reserves)(6)
         (m.5)        Shareholder Service Plan (Class C)(5)
         (m.6)        Shareholder Services Plan (Class B)
         (m.7)        Shareholder Service Plan (Brokerage Cash Reserves)(6)
         (n)          Multiple Class Plan
         (0.1)        Power of Attorney (November 6, 1998)(11)
         (o.2)        Authorization for Signatures(12)


1.   Incorporated herein by  reference   to Post-Effective  Amendment No.  24 to
     Registration Statement on Form N-1A (File No. 33-41694),  as filed with the
     Securities and Exchange Commission on January 16, 1998.
2.   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 23 to
     Registration Statement on Form N-1A, (File No. 33-41694), as filed with the
     Securities and Exchange Commission on November 3, 1997.
3.   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 25 to
     Registration Statement on Form N-1A, (File No. 33-41694), as filed with the
     Securities and Exchange Commission on April 24, 1998.
4.   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 26 to
     Registration Statement on Form N-1A (File No. 33-41694),  as filed with the
     Securities and Exchange Commission on June 29, 1998.
5.   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 30 to
     Registration Statement on Form N-1A (File No. 33-41694),  as filed with the
     Securities and Exchange Commission on February 25, 1999.
6.   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 32 to
     Registration Statement on Form N-1A (File No. 33-41694),  as filed with the
     Securities and Exchange Commission on July 29, 1999.
7.   Incorporated  herein by  reference  to  Post-Effective  Amendment  No. 1 to
     Registration Statement on Form N-1A, (File No. 33-85620), as filed with the
     Securities and Exchange Commission on June 28, 1995.
8.   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 28 to
     Registration Statement on Form N-1A (File No. 33-41694),  as filed with the
     Securities and Exchange Commission on September 30, 1998.
9.   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 16 to
     Registration Statement on Form N-1A (File No. 33-41694),  as filed with the
     Securities and Exchange Commission on December 10, 1996.
10.  Incorporated  herein by reference  to  Post-Effective  Amendment  No. 14 to
     Registration Statement on Form N-1A (File No. 33-41694),  as filed with the
     Securities and Exchange Commission on September 20, 1996.
11.  Incorporated  herein by reference  to  Post-Effective  Amendment  No. 29 to
     Registration Statement on Form N-1A (File No. 33-41694),  as filed with the
     Securities and Exchange Commission on December 17, 1998.
12.  Incorporated  herein by  reference  to  Post-Effective  Amendment  No. 2 to
     Registration Statement on Form N-1A (File No. 333-05173), as filed with the
     Securities and Exchange Commission on September 26, 1997.





Item 24. Persons Controlled by or Under Common Control


       Registrant is a Maryland corporation for which separate financial statements are filed. As of August 31, 1999, Aetna Life Insurance and
       Annuity Company (Aetna), and its affiliates, had the following interest in the series of the Registrant, through direct ownership or through one of Aetna's separate accounts:



                                                                               % Aetna
                                             ----------------------------------------------------------------------------
                                                     Class I            Class A             Class B           Class C

Aetna Balanced Fund                                   21.32%
Aetna Bond Fund                                       56.45%                                50.58%
Aetna Government Fund                                 79.20%                                64.32%
Aetna Growth Fund                                     14.62%
Aetna Growth and Income Fund                          14.51%
Aetna High Yield Fund                                 98.95%             16.97%             62.20%
Aetna Index Plus Bond Fund                            99.75%             6.88%              30.25%            33.05%
Aetna Index Plus Large Cap Fund                       40.27%
Aetna Index Plus Mid Cap Fund                         98.24%             4.32%              21.12%
Aetna Index Plus Small Cap Fund                       97.57%             4.38%              39.70%
Aetna International Fund                              23.44%                                39.79%
Aetna Mid Cap Fund                                    97.90%             16.55%             95.67%            72.08%
Aetna Money Market Fund                               46.52%
Aetna Real Estate Securities Fund                     94.78%             10.48%             71.51%            46.74%
Aetna Small Company Fund                              53.33%                                59.80%
Aetna Value Opportunity Fund                          96.59%             12.81%             78.65%            43.64%
Aetna Ascent Fund                                     84.69%                                94.64%
Aetna Crossroads Fund                                 90.51%                                100.00%
Aetna Legacy Fund                                     82.03%                                84.94%


       Aetna is an indirect wholly owned subsidiary of Aetna Inc.


       A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No.
       333-87131), as filed with the Securities and Exchange Commission on September 15, 1999.


Item 25. Indemnification


       Article 12,  Section (d) of the  Registrant's  Articles of Amendment  and
       Restatement, incorporated herein by reference to Exhibit (a.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed on November 3, 1997, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires
       October 1, 2002.


       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration
       Statement  on Form N-1A (File No.  33-41694),  as filed on  February  25,
       1999, provides for indemnification of the Administrator.

       Section 8 of the Underwriting Agreement, filed herein as Exhibit (e.1), provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

       Reference  is  also  made  to  Section  2-418  of  the  Corporations  and
       Associations  Article of the Annotated  Code of Maryland  which  provides generally  that (1) a corporation  may (but is not required to) indemnify its directors for  judgments,  fines and expenses in proceedings in which the  director  is named a party  solely by  reason  of being a  director, provided  the  director  has  not  acted  in bad  faith,  dishonestly  or unlawfully,  and provided  further that the director has not received any
       "improper  personal  benefit";  and (2) that a  corporation  must (unless
       otherwise   provided  in  the   corporation's   charter  or  articles  of
       incorporation)  indemnify a director who is  successful  on the merits in defending  a  suit  against  him  by  reason  of  being  a  director  for
       "reasonable expenses." The statutory provisions are not exclusive;  i.e., a  corporation  may  provide  greater  indemnification  rights than those provided by statute.

Item 26.  Business and Other Connections of Investment Adviser

       The investment adviser,  Aeltus Investment Management,  Inc. (Aeltus), is registered  as an  investment  adviser with the  Securities  and Exchange
       Commission.   In   addition   to  serving  as   investment   adviser  and
       administrator  for Aetna Series  Fund,  Inc.,  Aeltus acts as  investment adviser and  administrator  for Aetna Variable Fund, Aetna Income Shares,
       Aetna  Variable  Encore Fund,  Aetna  Balanced VP, Inc.,  Aetna GET Fund,
       Aetna Generation  Portfolios,  Inc., and Aetna Variable Portfolios,  Inc.
       (all  management  investment  companies  registered  under the Investment
       Company Act of 1940 (1940 Act)).  It also acts as  investment  adviser to certain private accounts.






The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

------------------------------ ----------------------------------- ------------------------------------------------------
Name                           Positions and Offices               Other Principal Position(s) Held
                               with Investment Adviser             Since Oct. 31, 1996/Addresses*

------------------------------ ----------------------------------- ------------------------------------------------------

John Y. Kim                    Director, President, Chief          Director (February 1995 - March 1998) -- Aetna Life
                               Executive Officer, Chief            Insurance and Annuity Company; Senior Vice President
                               Investment Officer                  (since September 1994) -- Aetna Life Insurance and
                                                                    Annuity Company.


J. Scott Fox                   Director, Managing Director,        Vice President (since April 1997) -- Aetna
                               Chief Operating Officer, Chief      Retirement Services, Inc.; Director and Senior Vice
                               Financial Officer                   President (March 1997 -February 1998) -- Aetna Life
                                                                   Insurance and Annuity Company; Managing Director,
                                                                   Chief Operating Officer, Chief Financial
                                                                   Officer, Treasurer (April 1994 -
                                                                   March   1997) -- Aeltus Investment
                                                                   Management, Inc.

Thomas J. McInerney            Director                            President (since August 1997) -- Aetna Retirement
                                                                   Services, Inc.; Director and President (since
                                                                   September 1997) -- Aetna Life Insurance and Annuity
                                                                   Company; Executive Vice President (since August
                                                                   1997) -- Aetna Inc.; Vice President, Strategy (March
                                                                   1997 - August 1997) -- Aetna Inc.; Vice President,
                                                                   Marketing and Sales (December 1996 - March 1997) --
                                                                   Aetna U.S. Healthcare; Vice President, National
                                                                   Accounts (April 1996 - December 1996) -- Aetna U.S.
                                                                   Healthcare.


Catherine H. Smith             Director                            Chief Financial Officer (since February 1998) --
                                                                   Aetna Retirement Services, Inc.; Director, Senior
                                                                   Vice President and Chief Financial Officer (since
                                                                   February 1998) -- Aetna Life Insurance and Annuity
                                                                   Company; Vice President, Strategy, Finance and
                                                                   Administration, Financial Relations (September 1996
                                                                   - February 1998) -- Aetna Inc.


Stephanie A. DeSisto           Vice President

Amy R. Doberman                Vice President, General Counsel     Counsel (since December 1996) -- Aetna Life
                               and Secretary                       Insurance and Annuity Company; Attorney (March 1990
                                                                   - November 1996) -- U.S. Securities and Exchange
                                                                   Commission.


Brian K. Kawakami              Vice President, Chief Compliance    Chief Compliance Officer & Director (since January
                               Officer                             1996) -- Aeltus Trust Company; Chief Compliance
                                                                   Officer (since August 1993) -- Aeltus Capital, Inc.


Neil Kochen                    Managing Director, Product          Managing Director (since April 1996) -- Aeltus Trust
                               Development                         Company; Managing Director (since August 1996) --
                                                                   Aeltus Capital, Inc.


Frank Litwin                   Managing Director, Retail           Vice President, Strategic Marketing (April 1992 -
                               Marketing and Sales                 August 1997) -- Fidelity Investments Institutional
                                                                   Services Company.


Kevin M. Means                 Managing Director, Equity           Managing Director (since August 1996) -- Aeltus
                               Investments                         Trust Company.


L. Charles Meythaler           Managing Director, Institutional    Director (since July 1997) -- Aeltus Trust Company;
                               Marketing                           Managing Director (since June 1997) -- Aeltus Trust
                               and Sales                           Company; President (June 1993 - April 1997) -- New
                                                                   England Investment Association.

James Sweeney                  Managing Director, Fixed Income
                               Investments

     * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms.
          Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.


For information regarding Bradley, Foster & Sargent, Inc. (Bradley), the subadviser for Aetna Value Opportunity Fund, reference is made to the section entitled "Subadviser" in the Class A, B and C Prospectus, the Class I Prospectus and the Statement of Additional Information each dated March 1, 1999. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers of Bradley, reference is made to Bradley's current Form ADV (File No. 801-46616) filed under the Investment
Advisers Act of 1940, incorporated herein by reference.


Item 27. Principal Underwriters

       (a)    None

       (b)    The following  are the directors and principal  officers of Aeltus
              Capital, Inc., the principal underwriter of the Registrant:

Name and Principal                    Positions and Offices                          Positions and Offices
Business Address*                     with Principal Underwriter                     with Registrant

John Y. Kim                           Director and President                         Director

J. Scott Fox                          Director, Managing Director, Chief Operating   Director and President
                                      Officer, Chief Financial Officer

Brian K. Kawakami                     Director, Vice President, Chief Compliance     None
                                      Officer

Frank Litwin                          Director, Managing Director                    Vice President

Daniel F. Wilcox                      Vice President, Finance and Treasurer          None


      *The principal business address of all directors and officers listed is 10
       State House Square, Hartford, Connecticut 06103-3602.

       (c) Not applicable.

Item 28. Location of Accounts and Records

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 10 State House
       Square, Hartford, Connecticut 06103-3602.

       Shareholder  records are  maintained  by the transfer  agent,  First Data
       Investor   Services  Group,   Inc.,   4400  Computer   Drive,   Westboro,
       Massachusetts 01581.

Item 29. Management Services

       Not applicable.

Item 30. Undertakings

       Insofar as indemnification for liability arising under the Securities Act
       of  1933  (1933  Act)  may  be  permitted  to  directors,   officers  and
       controlling   persons  of  the  registrant   pursuant  to  the  foregoing
       provisions,  or otherwise,  the  registrant  has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against  public  policy as expressed  in the 1933 Act and is,  therefore, unenforceable. In the event that a claim for indemnification against such liabilities  (other  that  the  payment  by the  registrant  of  expenses incurred  or paid by a  director,  officer or  controlling  person of the registrant in the successful  defense of any action,  suit or proceeding)
       is asserted by such director, officer or controlling person in connection with the securities being registered,  the registrant will, unless in the opinion  of its  counsel  the  matter  has been  settled  by  controlling precedent,  submit to a court of  appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the 1933 Act and will be  governed by the final  adjudication  of such issue.




                                   SIGNATURES


Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, Aetna Series Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on the 6th day of October, 1999.


                                                     AETNA SERIES FUND, INC.
                                                     Registrant

                                                      By  J. Scott Fox*
                                                         -----------------
                                                          J. Scott Fox
                                                          President


Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                                     Title                                              Date

J. Scott Fox*                                 President and Director                      )
-------------------------------------------                                               )
J. Scott Fox                                  (Principal Executive Officer)               )
                                                                                          )
Albert E. DePrince, Jr.*                      Director                                    )
-------------------------------------------                                               )
Albert E. DePrince, Jr.                                                                   )
                                                                                          )
                                                                                          )
Maria T. Fighetti*                            Director                                    )      October
-------------------------------------------                                               )      6, 1999
Maria T. Fighetti                                                                         )
                                                                                          )
                                                                                          )
David L. Grove*                               Director                                    )
-------------------------------------------                                               )
David L. Grove                                                                            )
                                                                                          )
John Y. Kim*                                  Director                                    )
-------------------------------------------                                               )
John Y. Kim                                                                               )
                                                                                          )
Sidney Koch*                                  Director                                    )
-------------------------------------------                                               )
Sidney Koch                                                                               )
                                                                                          )
Shaun P. Mathews*                             Director                                    )
-------------------------------------------                                               )
Shaun P. Mathews                                                                          )
                                                                                          )
Corine T. Norgaard*                           Director                                    )
-------------------------------------------                                               )
Corine T. Norgaard                                                                        )
                                                                                          )
Richard G. Scheide*                           Director                                    )
-------------------------------------------                                               )
Richard G. Scheide                                                                        )
                                                                                          )
Stephanie A. DeSisto*                         Treasurer and Chief Financial Officer       )
-------------------------------------------   (Principal Financial and Accounting         )
Stephanie A. DeSisto                          Officer)                                    )



By:      /s/ Amy R. Doberman
        ---------------------------------------------------
       *Amy R. Doberman
        Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on December 17, 1998.




                             Aetna Series Fund, Inc.
                                  EXHIBIT INDEX

 Exhibit No.             Exhibit                                                                          Page


 99-B1(a.8)                Certificate of Correction (September 22, 1999)                                  57

 99-B1(a.9)                Articles Supplementary (September 27, 1999)                                     64

 99-B5(d.3)                Investment Advisory Agreement between Aeltus Investment Management, Inc.
                           and Aetna Series Fund, Inc., on behalf of Aetna Principal Protection
                           Fund II                                                                         68

 99-B6(e.1)                Underwriting Agreement                                                          76

 99-B8(g.8)                Amendment to Custodian Agreement - Mellon Bank, N.A. (October 4, 1999)          82

 99-B9(h.3)                Amendment to Administrative Services Agreement between Aeltus Investment
                           Management, Inc. and Aetna Series Fund, Inc. on behalf of Aetna
                           Principal Protection Fund II                                                    83

 99-B9(h.10)               Amendment No. 4 to the Transfer Agency and Services Agreement                   84

 99-B9(h.11)               Form of Amendment No. 5 to the Transfer Agency and Services Agreement           89

 99-B9(h.12)               Financial Guaranty Agreement between Aetna Series Fund, Inc. and
                           MBIA Insurance Corporation                                                      90

 99-B9(h.13)               Form of Custodian Service Agreement                                             132

 99-B9(h.14)               Form of Custodian Monitoring Agreement                                          152

 99-B10(i)                 Opinion and Consent of Counsel                                                  159

 99-B11(j)                 Consent of Independent Auditors                                                 160

 99-B15(m.1)               Distribution Plan (Class A)                                                     161

 99-B15(m.3)               Distribution Plan (Class B)                                                     164

 99-B15(m.6)               Shareholder Services Plan (Class B)                                             168

 99-B18(n)                 Multiple Class Plan                                                             171
